Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
At cost:
Property and equipment, gross	$ 8,931	$ 8,542	$ 7,621
Less: accumulated depreciation	(7,615)	(7,180)	(6,133)
Property and equipment, net	1,316	1,362	1,488
Leasehold improvements [Member]
At cost:
Property and equipment, gross	1,115	933	837
Computer and network equipment [Member]
At cost:
Property and equipment, gross	6,595	6,458	5,801
Office equipment [Member]
At cost:
Property and equipment, gross	987	918	763
Motor vehicles [Member]
At cost:
Property and equipment, gross	$ 234	$ 233	$ 220